Supplementary cash flow information - Net change in non-cash working capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash Flow Statement [Abstract]
Accounts receivable	$ 106,360	$ (31,120)
Work in progress	(8,999)	76,554
Prepaid expenses and other assets	4,466	3,547
Long-term financial assets	(24,423)	(9,911)
Accounts payable and accrued liabilities	22,151	(130,172)
Accrued compensation and employee-related liabilities	(27,689)	(57,644)
Deferred revenue	50,420	45,681
Income taxes	(98,207)	105,577
Provisions	(594)	(10,129)
Long-term liabilities	33,540	18,893
Derivative financial instruments	634	(682)
Retirement benefits obligations	7,337	5,871
Increase (decrease) in working capital	$ 64,996	$ 16,465